Reconciliation of the differences between basic and diluted earnings per share:	12 Months Ended
Mar. 31, 2011
Reconciliation of the differences between basic and diluted earnings per share:

18. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted income attributable to Nidec Corporation per share for the years ended March 31, 2009, 2010 and 2011.

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2009:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥ 30,891	143,616	¥ 215.10
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	143,616	(17.68)
Net income attributable to Nidec Corporation	28,353	143,616	197.42

Effect of dilutive securities
Zero coupon convertible bonds	(47)	2,200
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	30,844	145,816	211.53
Loss on discontinued operations attributable to Nidec Corporation	(2,538)	145,816	(17.41)
Net income attributable to Nidec Corporation	¥ 28,306	145,816	¥ 194.12

	Yen in millions	Thousands of shares	Yen	U.S. dollars
	Net income (loss) attributable to Nidec Corporation	Weighted- average shares	Net income (loss) attributable to Nidec Corporation per share	Net income (loss) attributable to Nidec Corporation per share
For the year ended March 31, 2010:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥52,990	139,291	¥380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	51,961	139,291	373.04

Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	52,990	139,291	380.43
Loss on discontinued operations attributable to Nidec Corporation	(1,029)	139,291	(7.39)
Net income attributable to Nidec Corporation	¥51,961	139,291	¥373.04

For the year ended March 31, 2011:
Basic net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	¥54,564	139,216	¥391.94	$4.71
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	139,216	(16.03)	(0.19)
Net income attributable to Nidec Corporation	52,333	139,216	375.91	4.52

Effect of dilutive securities
Zero coupon convertible bonds	(29)	4,950
Diluted net income attributable to Nidec Corporation per share
Income from continuing operations attributable to Nidec Corporation	54,535	144,166	378.27	4.55
Loss on discontinued operations attributable to Nidec Corporation	(2,231)	144,166	(15.47)	(0.19)
Net income attributable to Nidec Corporation	¥52,304	144,166	¥362.80	$4.36

NIDEC has no dilutive securities outstanding for the year ended March 31, 2010, and therefore there is no difference between basic and diluted income attributable to Nidec Corporation per share.